NET CLAIMS INCURRED FOR LIFE, GENERAL AND HEALTH INSURANCE CONTRACTS (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	S/ 1,118,304	S/ 1,098,905	S/ 1,031,659
General insurance [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	269,845	244,777	256,361
Life insurance [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	566,181	590,146	520,155
Health insurance [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	282,278	263,982	255,143
Gross claims [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	1,601,691	1,244,403	1,151,553
Gross claims [Member] | General insurance [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	661,108	351,227	341,470
Gross claims [Member] | Life insurance [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	646,026	618,274	546,645
Gross claims [Member] | Health insurance [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	294,557	274,902	263,438
Ceded claims [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	(483,387)	(145,498)	(119,894)
Ceded claims [Member] | General insurance [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	(391,263)	(106,450)	(85,109)
Ceded claims [Member] | Life insurance [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	(79,845)	(28,128)	(26,490)
Ceded claims [Member] | Health insurance [Member]
Disclosure of claims and benefits incurred [Line Items]
Net insurance claims	S/ (12,279)	S/ (10,920)	S/ (8,295)